UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                        FORM 24F-2
                             Annual Notice of  Securities Sold
                                  Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.   Name and address of issuer:
                             ProShares Trust
                             7501 Wisconsin Avenue, Suite 1000E
                             Bethesda, MD 20814
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  2.   The name of each series or class of securities for which this
       Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

						 Ultra S&P500
						 Ultra QQQ
						 Ultra Dow30
						 Ultra MidCap400
						 Short S&P500
						 Short QQQ
						 Short Dow30
						 Short MidCap400
						 UltraShort S&P500
						 UltraShort QQQ
						 UltraShort Dow30
						 UltraShort MidCap400
						 Ultra Russell2000
						 UltraShort Russell2000
						 Short Russell2000
						 Ultra SmallCap600
						 UltraShort SmallCap600
						 Short SmallCap600
						 Ultra Basic Materials
						 Ultra Consumer Goods
						 Ultra Consumer Services
						 Ultra Financials
						 Ultra Health Care
						 Ultra Industrials
						 Ultra Oil & Gas
						 Ultra Technology
						 Ultra Utilities
						 Ultra Real Estate
						 Ultra Semiconductors
						 UltraShort Basic Materials
						 UltraShort Consumer Goods
						 UltraShort Consumer Services
						 UltraShort Financials
						 UltraShort Health Care
						 UltraShort Industrials
						 UltraShort Oil & Gas
						 UltraShort Technology
						 UltraShort Utilities
						 UltraShort Real Estate
						 UltraShort Semiconductors
						 Short MSCI EAFE
						 UltraShort MSCI EAFE
						 Short MSCI Emerging Markets
						 UltraShort MSCI Emerging Markets
						 UltraShort MSCI Japan
						 UltraShort FTSE China 50
						 Ultra Telecommunications
						 UltraShort 7-10 Year Treasury
						 UltraShort 20+ Year Treasury
						 Short Financials
						 Short Oil & Gas
						 Ultra MSCI EAFE
						 Ultra MSCI Emerging Markets
						 Ultra FTSE China 50
						 Ultra MSCI Japan
						 UltraShort FTSE Europe
						 UltraShort MSCI Brazil Capped
						 UltraPro S&P500
						 UltraPro Short S&P500
						 Large Cap Core Plus
						 Short 20+ Year Treasury
						 Ultra 7-10 Year Treasury
						 Ultra 20+ Year Treasury
						 UltraPro MidCap400
						 UltraPro Short MidCap400
						 UltraPro QQQ
						 UltraPro Short QQQ
						 UltraPro Dow30
						 UltraPro Short Dow30
						 UltraPro Russell2000
						 UltraPro Short Russell2000
						 Short Basic Materials
						 Short Real Estate
						 Short FTSE China 50
						 Ultra Nasdaq Biotechnology
						 UltraShort Nasdaq Biotechnology
						 Ultra FTSE Europe
						 Ultra MSCI Brazil Capped
						 RAFI Long/Short
						 Short High Yield
						 Short 7-10 Year Treasury
						 Ultra High Yield
						 Hedge Replication ETF
						 Inflation Expectations ETF
						 UltraPro Short 20+ Year Treasury
						 UltraPro Financial Select Sector
						 UltraPro Short Financial Select Sector
						 Merger ETF
						 Global Listed Private Equity ETF
						 High Yield-Interest Rate Hedged
						 S&P 500 Dividend Aristocrats ETF
						 Investment Grade-Interest Rate Hedged
						 Short Term USD Emerging Markets Bond ETF
						 DJ Brookfield Global Infrastructure ETF
						 CDS Short North American HY Credit ETF
						 MSCI EAFE Dividend Growers ETF
						 Morningstar Alternatives Solution ETF
						 Russell 2000 Dividend Growers ETF
						 S&P Midcap 400 Dividend Aristocrats ETF
						 Ultra Gold Miners
						 UltraShort Gold Miners
						 UltraPro Nasdaq Biotechnology
						 UltraPro Short Nasdaq Biotechnology
						 MSCI Europe Dividend Growers ETF
						 S&P 500 ex-Energy ETF
						 S&P 500 ex-Financials ETF
						 S&P 500 ex-Health Care ETF
						 S&P 500 ex-Technology ETF
						 MSCI Emerging Markets Dividend Growers ETF
						 Managed Futures Strategy ETF
						 K-1 Free Crude Oil Strategy ETF
						 Equities for Rising Rates ETF
						 Decline of the Retail Store ETF
						 Long Online/Short Stores ETF
						 S&P 500 Bond ETF
						 Online Retail ETF
						 Pet Care ETF
						 UltraShort Communication Services Select Sector
						 UltraPro Short Communication Services
						    Select Sector
						 Ultra Communication Services Select Sector
						 UltraPro Communication Services Select Sector


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  3.   Investment Company Act File Number:                    811-21114

       Securities Act File Number:                            333-89822

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 4(a). Last day of the fiscal year for which this notice is filed:
                             May 31, 2019

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 4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                          $35,669,386,381
                                                        ------------------

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                          $34,279,338,385
                                                        ------------------

       (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                                       $0
                                                           ----------------


       (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:

                                                 -          $34,279,338,385
                                                          ------------------
       (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]

                                                              $1,390,047,996
                                                             ----------------

       (vi) Redemption credits available for use in future years
       -if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:
                                                                         $0
                                                            ----------------

       (vii) Multiplier for determining registration fee (See
       Instruction C.9):
                                                                   0.0001212
                                                            ----------------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
               (enter "0" if no fee is due):

                                                 =              $168,473.82
                                                           ----------------

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  6.   Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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  7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                             +                       $0
                                                         ---------------
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  8.   Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:

                                           =              $168,473.82
                                                     ----------------
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  9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       August 27, 2019

       Method of Delivery:
                             [X] Wire Transfer
                             [ ] Mail or other means


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       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                       /s/Troy Sheets
       By (Signature and Title)*    -------------------------------------
                             Troy Sheets,Treasurer

       Date:                 August 27, 2019
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       *Please print the name and title of the signing officer below the signature.